S000004432 [Member] Investment Objectives and Goals - iShares Morningstar Mid-Cap Value ETF	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Morningstar Mid-Cap Value ETF IMCV | Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Morningstar Mid-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics.